Share-based payments - Equity settled, 2020 Plans (Details)	12 Months Ended
Dec. 31, 2025 performanceCriteria peerGroupCompany tranche
Share-based payments
TSR Weighting percentage	50.00%
ROCE Weighting percentage	30.00%
Maximum
Share-based payments
ROCE Weighting percentage	250.00%
Sibanye 2020 share plan
Share-based payments
TSR Weighting percentage	70.00%
Number of peer-group companies | peerGroupCompany	8
ROCE Weighting percentage	30.00%
ROCE incremental increase (as a percent)	6.00%
Sibanye 2020 share plan | 0%
Share-based payments
Vesting percentage	0.00%
Sibanye 2020 share plan | 10%
Share-based payments
Vesting percentage	0.00%
Sibanye 2020 share plan | 20%
Share-based payments
Vesting percentage	0.00%
Sibanye 2020 share plan | 30%
Share-based payments
Vesting percentage	5.00%
Sibanye 2020 share plan | 40%
Share-based payments
Vesting percentage	20.00%
Sibanye 2020 share plan | 50%
Share-based payments
Vesting percentage	35.00%
Sibanye 2020 share plan | 60%
Share-based payments
Vesting percentage	55.00%
Sibanye 2020 share plan | 70%
Share-based payments
Vesting percentage	75.00%
Sibanye 2020 share plan | 80%
Share-based payments
Vesting percentage	90.00%
Sibanye 2020 share plan | 90%
Share-based payments
Vesting percentage	100.00%
Sibanye 2020 share plan | 100%
Share-based payments
Vesting percentage	100.00%
Sibanye 2020 share plan | ≤Ke
Share-based payments
Vesting percentage	0.00%
Sibanye 2020 share plan | Ke + 1%
Share-based payments
Vesting percentage	16.70%
Sibanye 2020 share plan | Ke + 2%
Share-based payments
Vesting percentage	33.30%
Sibanye 2020 share plan | Ke + 3%
Share-based payments
Vesting percentage	50.00%
Sibanye 2020 share plan | Ke + 4%
Share-based payments
Vesting percentage	66.70%
Sibanye 2020 share plan | Ke + 5%
Share-based payments
Vesting percentage	83.30%
Sibanye 2020 share plan | Ke + 6%
Share-based payments
Vesting percentage	100.00%
Sibanye 2020 share plan | ROCE Ke
Share-based payments
ROCE Weighting percentage	30.00%
Vesting percentage	0.00%
Sibanye 2020 share plan | ROCE Ke | Maximum
Share-based payments
Vesting percentage	100.00%
Sibanye 2020 share plan - FSU
Share-based payments
Number of tranches | tranche	2
Sibanye 2020 share plan - FSU | First tranche
Share-based payments
Vesting life of part one of share-based awards	9 months
Sibanye 2020 share plan - FSU | Second tranche
Share-based payments
Vesting life of part one of share-based awards	18 months
Sibanye 2020 share plan - FSU | United States Employees
Share-based payments
Number of days for VWAP of listed shares	3 days
Sibanye 2020 share plan - FSU | South African Participants
Share-based payments
Number of days for VWAP of listed shares	3 days
Sibanye 2020 share plan - FSU | Participants in Other Juridictions
Share-based payments
Number of trading days preceding the award date before applying VWAP	3 days
Sibanye 2020 share plan - CSU
Share-based payments
Performance period	3 years
Number of performance criteria | performanceCriteria	2
Forfeiture percentage	20.00%
Sibanye 2020 share plan - CSU | South African Participants
Share-based payments
Number of days for VWAP of listed shares	3 days
Sibanye 2020 share plan - CSU | Participants in Other Juridictions
Share-based payments
Number of trading days preceding the award date before applying VWAP	3 days